UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Nancy Z. Markovitch, Secretary and Treasurer of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Prairie Fund

June 30, 2007

THE PRAIRIE FUND

           PORTFOLIO ANALYSIS

              JUNE 30, 2007 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent a percentage of the portfolio of investments.

Cash & Equivalents
0.72%
Basic Materials
5.74%
Conglomerates
16.14%
Consumer Goods
21.32%
Financial
17.55%
Healthcare
10.74%
Industrial Goods
9.61%
Services
6.31%
Technology
6.25%
Utilities
5.62%

The Prairie Fund

				Schedule of Investments
				June 30, 2007 (Unaudited)
Shares/Principal Amount		Cost	Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts
1,500	Textron, Inc.	119,577	165,165	6.32%

Beverage
2,500	Coca Cola Co.	134,917	130,775
2,000	Pepsico, Inc.	70,500	129,700
		205,417	260,475	9.97%
Conglomerate
1,500	Emerson Electric Co.	101,690	140,400
5,000	General Electric Co.	257,917	191,400
		359,607	331,800	12.70%
Converted Paper & Paperboard Products
2,000	Avery Dennison Corp.	112,627	132,960
1,000	Minnesota Mining & Manufacturing Co.	87,213	86,790
		199,840	219,750	8.41%
Data Processing
2,500	DST Systems, Inc. *	95,390	198,025	7.58%

Drugs
1,500	Johnson & Johnson	102,965	92,430
1,500	Merck & Co., Inc.	88,740	74,700
		191,705	167,130	6.41%
Drug Stores
2,000	Walgreen Co.	79,688	87,080	3.33%

Electric Services
1,500	Dominion Resources, Inc.	112,550	129,465
1,000	Maine & Maritimes Corp. *	26,035	26,850
		138,585	156,315	5.98%
Fast Foods
1,500	McDonalds Corp.	48,750	76,140	2.91%

Health
2,000	Smith & Nephew PLC +	80,565	124,060	4.75%

Holding Companies
4	Berkshire Hathaway, Inc. Class A *	278,852	437,900	16.76%

Household Products
2,000	Procter & Gamble Co.	109,562	122,380	4.69%

Industrial Instuments
1,500	Danaher Corp.	84,206	113,250	4.34%

Petroleum Refining
2,000	Conocophillips	111,619	157,000	6.01%

	Total Common Stocks (Cost $2,103,363)	2,103,363	2,616,470	100.17%

Money Market Funds
4,699	UMB Money Market 3.69% **	4,699	4,699	0.18%

	Total Money Market Funds (Cost $4,699)	4,699	4,699	0.18%

	Total Investments (Cost $2,108,062)	$ 2,108,062	2,621,169	100.35%

	Liabilities in excess of other assets		(9,088)	(0.35%)

	Net Assets		$ 2,612,081	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at June 30, 2007.
+ American Depository Receipt

The accompanying notes are an integral part of these financial statements.

The Prairie Fund

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Assets:
Investment Securities at Market Value	$ 2,621,169
(Cost $2,108,062)
Receivables:
Dividends and Interest	4,216
Prepaid Expenses	1,799
Total Assets	2,627,184
Liabilities:
Accrued Advisor Fees	2,076
Accrued Expenses	13,027
Total Liabilities	15,103

Net Assets	$ 2,612,081
Net Assets Consist of:
Paid In Capital	3,037,826
Accumulated Undistributed Net Investment Loss	(18,132)
Accumulated Realized Loss on Investments - Net	(920,720)
Unrealized Appreciation on Investments - Net	513,107
Net Assets, for Shares Outstanding	$ 2,612,081
(unlimited number of shares authorized; no par value)
Net Asset Value and Redemption Price	$ 6.62
Per Share ($2,612,081/394,631 shares)

The accompanying notes are an integral part of these financial statements.

The Prairie Fund

Statement of Operations
For the six months ended June 30, 2007 (Unaudited)

Investment Income:
Dividends	$ 19,792
Interest	170
Total Investment Income	19,962
Expenses:
Management and Advisory fees	12,526
Legal	9,464
Audit	7,378
Transfer Agent & Fund Accounting	5,931
Custodial	1,854
Registration	491
Printing and Mailing	450
Total Expenses	38,094

Net Investment Loss	(18,132)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	(3,330)
Change in Unrealized Appreciation on Investments	154,899
Net Realized and Unrealized Gain on Investments	151,569

Net Increase in Net Assets from Operations	$ 133,437

The accompanying notes are an integral part of these financial statements.

The Prairie Fund

Statements of Changes in Net Assets
	(Unaudited)
	1/1/2007	1/1/2006
	to	to
	6/30/2007	12/31/2006
From Operations:
Net Investment Loss	$ (18,132)	$ (97,566)
Net Realized Gain (Loss) on Investments	(3,330)	27,183
Change in Net Unrealized Appreciation	154,899	310,359
Increase (Decrease) in Net Assets from Operations	133,437	239,976
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	(1,624)	(88,354)
Net (Decrease) from Distributions	(1,624)	(88,354)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,000	11,999
Shares Issued on Reinvestment of Dividends	1,624	88,354
Cost of Shares Redeemed	(21,490)	(165,000)
Net Increase (Decrease) from Shareholder Activity	(16,866)	(64,647)

Net Increase (Decrease) in Net Assets	114,947	86,975

Net Assets at Beginning of Period	$ 2,497,134	$ 2,410,159
Net Assets at End of Period (Including accumulated undistributed net	$ 2,612,081	$ 2,497,134
investment income of $0 and $0, respectively)

Share Transactions:
Issued	478	1,973
Reinvested	255	13,980
Redeemed	(3,397)	(28,017)
Net increase (decrease) in shares	(2,664)	(12,064)
Shares outstanding beginning of period	397,295	409,359
Shares outstanding end of period	394,631	397,295

The accompanying notes are an integral part of these financial statements.

The Prairie Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2007	1/1/2006	1/1/2005	1/1/2004	1/1/2003	1/1/2002
	to	to	to	to	to	to
	6/30/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 6.29	$ 5.89	$ 6.80	$ 6.90	$ 6.04	$ 8.16
Net Investment (Loss) (a)	(0.05)	(0.25)	(0.24)	(0.26)	(0.24)	(0.18)
Net Gains or Losses on Securities
(realized and unrealized)	0.39	0.88	0.00	0.22	1.14	(1.78)
Total from Investment Operations	0.34	0.63	(0.24)	(0.04)	0.90	(1.96)
Distributions
From capital gains	(0.01)	(0.23)	(0.67)	(0.06)	(0.04)	(0.16)
Total Distributions	(0.01)	(0.23)	(0.67)	(0.06)	(0.04)	(0.16)
Net Asset Value -
End of Period	$ 6.62	$ 6.29	$ 5.89	$ 6.80	$ 6.90	$ 6.04
Total Return (b)	5.31%	14.03%	(3.56)%	(0.62)%	14.90%	(23.98)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,612	2,497	2,410	2,488	2,503	2,302

Ratio of Expenses to Average Net Assets	3.03%	5.86%	5.17%	5.38%	5.14%	3.65%
Ratio of Net Loss to Average Net Assets	(1.44)%	(4.17)%	(3.58)%	(3.74)%	(3.82)%	(2.60)%
Portfolio Turnover Rate	0.00%	0.00%	45.15%	0.00%	8.86%	1.81%

(a) Net investment loss per share is based on average shares outstanding.
(b) Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

THE PRAIRIE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

1.)

ORGANIZATION

The Prairie Fund (“The Fund”) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (“ZMA”).  The Fund was organized on April 12, 2000 as a Delaware business trust.  The Fund registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The assets of Prairie Fund, Inc. (the “Predecessor Fund”), a Florida corporation, were transferred to the Fund on August 6, 2000.  The Predecessor Fund commenced operations on January 1, 2000 and was managed by the same portfolio manager as is the Fund and by following substantially the same objective, policies and philosophies as are currently followed by the Fund.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

The Fund’s custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based in Cleveland, Ohio.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Investments in securities traded on a national securities exchange (or reported on the Nasdaq national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which approximates fair value.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time.

The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

INCOME RECOGNITION:

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of specific identification.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under Sub-Chapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

RECLASSIFICATIONS:

The Fund may periodically make reclassifications among certain capital accounts as a result of the characterization of certain income and capital gain distributions determined in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.  At December 31, 2006, the Fund reclassified net investment loss of $97,566 to reduce paid in capital.  This reclassification had no effect on net assets.

3.)

INVESTMENT ADVISORY AGREEMENT

Zuckerman Management Associates, Inc. (“ZMA”) serves as the Fund’s investment adviser, charging an annual management and investment advisory fee of 1.0% of the Fund’s average net assets.  ZMA furnishes an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions.  Pursuant to the Investment Advisory Agreement and subject to the oversight of the Trustees, ZMA also manages, supervises and conducts the other affairs and business of the Fund.  The Fund pays its own expenses.  ZMA received management fees of $12,526 for the six months ended June 30, 2007.  At June 30, 2007, there was a payable to ZMA in the amount of $2,076. Certain trustees and officers of the Fund are also officers or shareholders of ZMA.

4.)

INVESTMENT TRANSACTIONS

During the six months ended June 30, 2007, purchases and sales of investment securities were $0 and $25,272, respectively.

The aggregate cost of securities for federal income tax purposes was $1,105,815 at June 30, 2007.

At June 30, 2007, the net unrealized appreciation on a tax basis was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation
1,116,773	(10,958)	1,105,815

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2006, Matthew M. Zuckerman, the primary shareholder of ZMA, as well as members of the primary shareholder’s family, in the form of Trusts, constitute approximately 98% of the Fund’s ownership.

6.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2007 and fiscal year ended December 31, 2006 were as follows:

Distributions paid from:                                                                                     2007                        2006

Ordinary Income                                                      $          0                $            0

Short-Term Capital Gain                                                      0                              0

Long-Term Capital Gain                                               1,624                     88,354

                                                    $    1,624                 $  88,354

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-term accumulated losses                                             $(1,513,428)

Unrealized Appreciation - net                                                                         1,105,815

                                                                                                                    $   (407,613)

The difference between book basis and tax basis unrealized appreciation is attributable to the difference in original cost basis of securities at the time of transfer.

7.) RECENT ACCOUNTING PRONOUNCEMENTS

FIN 48

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” The standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires the measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.  Fund management is currently evaluating the impact that FIN 48 will have on the Fund’s financial statements.

FASB 157

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. SFAS No. 157 provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of SFAS No. 157 to the Fund and believes the impact will be limited to expanded disclosures resulting from the adoption of SFAS No. 157 on the Fund’s financial statements.

THE PRAIRIE FUND

EXPENSE ILLUSTRATION

JUNE 30, 2007 (UNAUDITED)

Expense Example

As a shareholder of the Prairie Fund, you incur the following types of ongoing costs: management fees, legal fees, transfer agent fees, custodial fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prairie Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2007	June 30, 2007	January 1,2007 to June 30, 2007

Actual	$1,000.00	$1,053.14	$15.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.77	$15.10

* Expenses are equal to the Fund's annualized expense ratio of 3.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE PRAIRIE FUND

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Joseph Wiesel Age: 63	Trustee, Member of the Fund’s Audit Committee since 2000.	Financial Consultant. Chief Financial Officer of Ivory International, Inc. from 1992 until he retired in Spring 2000.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Nancy Z. Markovitch Age: 45	Trustee, Treasurer and Secretary of the Fund since 2000	Private Investor since 1990. Trustee for various trust funds for the benefit of her children and in this capacity has been active in the management of investments over a number of years.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 745-5955 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 745-5955.

Board of Trustees

Nancy Z Markovitch, Secretary/Treasurer

(Daughter of Matthew M Zuckerman)

Joseph Weisel

Investment Adviser

Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, FL  33140

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive Suite 400

Broadview Heights, OH  44147

Custodian

UMB Bank, NA

Mutual Fund Services

928 Grand Blvd., 10th Floor

Kansas City, MO  64106

Counsel

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Blvd.

Miami, FL  33131-2339

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 29, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Nancy Z. Markovitch, Secretary, Treasurer and Chief Compliance Officer

     Nancy Z. Markovitch

     Secretary, Treasurer and Chief Compliance Officer

Date September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nancy Z. Markovitch, Secretary, Treasurer and Chief Compliance Officer

     Nancy Z. Markovitch

     Secretary, Treasurer and Chief Compliance Officer

Date September 4, 2007